SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Amortization of debt discount	$ 9,350	$ 435,498
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory notes, balance	2,005,267	1,569,770
Issuances
Conversions
Debt discount
Amortization of debt discount	9,350	435,497
Convertible promissory notes, balance	$ 2,014,617	$ 2,005,267